SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 29, 2017
Accounting Policies [Abstract]
Rollforward of uncollectible accounts
The following table represents the rollforward of our uncollectible accounts for the fiscal years ended October 29, 2017, October 30, 2016 and November 1, 2015 (in thousands):

	October 29, 2017	October 30, 2016	November 1, 2015
Beginning balance	$7,413	$7,695	$6,076
Provision for bad debts	1,948	1,343	110
Amounts charged against allowance for bad debts, net of recoveries	(1,036)	(1,625)	(114)
Allowance for bad debts of acquired company at date of acquisition	—	—	1,623
Ending balance	$8,325	$7,413	$7,695

Components of inventory	The components of inventory are as follows (in thousands):

	October 29, 2017	October 30, 2016
Raw materials	$150,919	$145,060
Work in process and finished goods	47,377	41,764
	$198,296	$186,824

Rollforward of reserve for obsolete materials and supplies
The following table represents the rollforward of reserve for obsolete materials and supplies activity for the fiscal years ended October 29, 2017, October 30, 2016 and November 1, 2015 (in thousands):

	October 29, 2017	October 30, 2016	November 1, 2015
Beginning balance	$3,984	$3,749	$1,743
Provisions	1,923	1,463	943
Dispositions	(702)	(1,228)	(552)
Reserve of acquired company at date of acquisition	—	—	1,615
Ending balance	$5,205	$3,984	$3,749

Property, plant and equipment
Property, plant and equipment consists of the following (in thousands):

	October 29, 2017	October 30, 2016
Land	$18,473	$19,707
Buildings and improvements	178,019	187,173
Machinery, equipment and furniture	336,163	314,477
Transportation equipment	4,599	4,635
Computer software and equipment	117,515	114,191
Construction in progress	15,092	21,673
	669,861	661,856
Less: accumulated depreciation	(442,866)	(419,644)
	$226,995	$242,212

Estimated useful lives for depreciation	Estimated useful lives for depreciation are:

Buildings and improvements	15	–	39 years
Machinery, equipment and furniture	3	–	15 years
Transportation equipment	4	–	10 years
Computer software and equipment	3	–	7 years